Inventories - Schedule Of Inventory (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Inventories [Abstract]
Finished goods	$ 9,005,001	$ 9,406,248
Work-in-progress	9,537,700	11,133,846
Raw materials	4,917,371	5,769,010
Total	$ 23,460,072	$ 26,309,104